Other Assets (Tables)	12 Months Ended
Oct. 31, 2025
Other Assets [Abstract]
Schedule of Other Assets
Other Assets
(millions of Canadian dollars) As at
October 31 October 31
2025 2024
Accounts receivable and other items $ 9,366 $ 8,076
Accrued interest 5,674 5,509
Cheques and other items in transit – 1,656
Current income tax receivable 3,849 4,061
Defined benefit asset (Note 22) 1,111 1,042
Investments in other associates and joint

ventures
(Note 12) 5,237 4,855
Prepaid expenses 1,815 1,794
Reinsurance contract assets 936 1,188
Total $ 27,988 $ 28,181